SEGMENT INFORMATION (Schedule of Reconciliation of Loss for the Year from Continuing Operations to Net Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of operating segments [line items]
Loss for the year from continuing operations | ¥		¥ (6,179)	¥ (4,445)	¥ (5,273)
Loss for the year from discontinued operations, net of tax | ¥		(23,817)	(18,591)	(36,176)
Loss for the year | ¥		¥ (29,996)	¥ (23,036)	¥ (41,449)
USD [Member]
Disclosure of operating segments [line items]
Loss for the year from continuing operations | $	$ (949)
Loss for the year from discontinued operations, net of tax | $	(3,660)
Loss for the year | $	$ (4,609)